Trade payables (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Non-current
Trade payables with related parties (Note 27)	$ 0	$ 15
Trade payable with suppliers	798	1,493
Total non-current trade payables	798	1,508
Current
Trade payables with suppliers	145,740	110,375
Trade payables with related parties (Note 27)	3,017	4,266
Total current trade payables	$ 148,757	$ 114,641